Related Party Transactions (Details) - Schedule of Compensation of Key Management Personnel - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Compensation of Key Management Personnel [Abstract]
Cash compensation	$ 3,403	$ 3,057
Share-based compensation	2,487	3,764
Total compensation of key management personnel	$ 5,890	$ 6,821